DISCONTINUED OPERATIONS - Balance sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
DISCONTINUED OPERATIONS
Total current assets		¥ 437,567
Total non-current assets		8,910,994
Total current liabilities		1,027,313
Total non-current liabilities		3,670,129
Due to subsidiaries	¥ 9,491
DayOne | Related Party
DISCONTINUED OPERATIONS
Due to subsidiaries		1,299,930
Discontinued operations | DayOne
DISCONTINUED OPERATIONS
Cash		355,902
Accounts receivable, net of allowance for credit losses		52,854
Other current assets		28,811
Total current assets		437,567
Property and equipment, net		7,401,071
Goodwill		1,190,126
Other non-current assets		319,797
Total non-current assets		8,910,994
Total assets		9,348,561
Short-term borrowings and current portion of long-term borrowings		251,603
Other current liabilities		775,710
Total current liabilities		1,027,313
Long-term borrowings, excluding current portion		3,618,201
Other non-current liabilities		51,928
Total non-current liabilities		3,670,129
Total liabilities		¥ 4,697,442